Employee Option Plans (Details) - Schedule of stock-based compensation expense resulting from stock options grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Option Plans (Details) - Schedule of stock-based compensation expense resulting from stock options grants [Line Items]
Total stock-based compensation expense	$ 7,856	$ 3,874	$ 3,981
Cost of revenues [Member]
Employee Option Plans (Details) - Schedule of stock-based compensation expense resulting from stock options grants [Line Items]
Total stock-based compensation expense			2
Research and development expenses [Member]
Employee Option Plans (Details) - Schedule of stock-based compensation expense resulting from stock options grants [Line Items]
Total stock-based compensation expense			4
Selling and marketing expenses [Member]
Employee Option Plans (Details) - Schedule of stock-based compensation expense resulting from stock options grants [Line Items]
Total stock-based compensation expense		74	4
General and administrative expenses [Member]
Employee Option Plans (Details) - Schedule of stock-based compensation expense resulting from stock options grants [Line Items]
Total stock-based compensation expense	$ 7,856	$ 3,800	$ 3,971